New York Life Insurance Company

51 Madison Avenue, New York, NY 10010

(212) 576-5522 Fax: (212) 576-7101

E-mail: Charles_F_Furtado@newyorklife.com

www.newyorklife.com

Charles F. Furtado, Jr.

Associate General Counsel

May 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I (“Registrant”)
Post-Effective Amendment No. 11 to Registration Statement on Form N-6
CorpExec Accumulator VUL Policy (the “Policy”)
File Nos. 811-07697/333-161336

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 11 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-161336) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 58 under the Investment Company Act of 1940 (the “1940 Act”).

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1. Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to convert the share class of five (5) American Funds portfolios from Class 2 (with a Rule 12b-1 fee of 25 basis points) to Class 1 (with no Rule 12b-1 plan). The Amendment will also add four new funds and close one fund. Specifically, the Amendment will revise the Prospectus through a supplement (the “Supplement”) to:

•

Replace the Class 2 shares of the American Funds IS® Asset Allocation FundSM—Class 2; American Funds IS® Global Small Capitalization FundSM—Class 2; American Funds IS® Growth FundSM—Class 2; American Funds IS® Growth-Income FundSM—Class 2; and American Funds IS® International FundSM —Class 2 (collectively, the “Existing Funds”) with Class 1 shares of the same portfolios (specifically, and respectively, the American Funds IS® Asset Allocation FundSM—Class 1;

Securities and Exchange Commission

American Funds IS® Global Small Capitalization FundSM—Class 1; American Funds IS® Growth FundSM—Class 1; American Funds IS® Growth-Income FundSM—Class 1; and American Funds IS® International FundSM —Class 1) (collectively, the “Replacement Funds”), pursuant to a no-action letter granted by the Staff of the Division of Investment Management of the Commission to AIG Life Insurance Company, (pub. avail. Nov. 6, 2001) (See Section 2 below);

•	add four (4) new funds as investment divisions under the Policy: MainStay VP Small Cap Core—Initial Class, American Funds IS® New World FundSM—Class 1, Fidelity® VIP Strategic Income Portfolio—Initial Class, and MFS® Mid Cap Value Portfolio—Initial Class as Investment Divisions;

•	close the Invesco V.I. Mid Cap Core Equity Fund—Series I Shares to all new premium payment allocations and/or transfers by policyowners; and

•	make other non-material changes.

Registrant represents that the Amendment effects no other material changes to the Registration Statement. The only changes to the Registration Statement are those that are in the Supplement.

2. Conversion of American Funds Insurance Series Shares

As noted above, by means of the Supplement, Registrant intends to effect a conversion from Class 2 shares to Class 1 shares of the same five portfolios; this will be done by substituting the Existing Funds with the Replacement Funds. The substantive difference between the Existing Funds and the Replacement Funds is that American Funds Insurance Series (the “Series”) has adopted a plan of distribution or “12b-1 plan” for the Existing Funds. The plan provides for annual expenses of 0.25% for the Existing Funds, which are used by insurance company contract issuers, including NYLIAC, to cover distribution expenses and/or the expenses of certain contract owner services.

Because the Replacement Funds do not have Distribution (12b-1) Expenses, and otherwise have the same Management Fees and Other Expenses as the Existing Funds, the Replacement Funds will have fees that are 25 basis points lower than the Existing Funds.1 In addition, the Replacement Funds are merely a different share class of the same portfolio, so they have the same investment advisor and the same investment objectives and policies as the Existing Funds. Hence, NYLIAC is seeking to give Policy owners with assets currently allocated to the Existing Funds the benefit of lower fees. In addition, NYLIAC is seeking to avoid the confusion and administrative difficulty that may arise by offering the Replacement Funds and the Existing Funds (different classes of the same portfolios) simultaneously to Policy owners.

[1]	The only exception is the American Funds IS® Asset Allocation FundSM—Class 1 whose fees are 24 basis points lower because Other Expenses under this fund are 2 rather than 1 basis point(s) on American Funds IS® Asset Allocation FundSM—Class 2.

Securities and Exchange Commission

The result of the proposed substitution will be that Policy owners with cash values allocated to the Existing Funds will have the exact same investment medium and the exact same cash values, but with an investment medium that is 25 basis points less expensive because it does not charge a Rule 12b-1 Distribution Expense. There will be no adverse effect on any of the Policy owners who have allocated contributions to the Registrant or to the Existing Funds. In fact, for periods following the substitution, less of a Policy owner’s premium dollar will be used to pay expenses. For the reasons stated above, we believe that the proposed substitution of share classes can be effected pursuant to the no-action letter granted by the Staff of the Division of Investment Management of the Commission under AIG Life Insurance Company (pub. avail. Nov. 6, 2001), without an order approving the substitution under Section 26(c) of the 1940 Act. For the reasons stated above, the share class conversion is consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the 1940 Act.

3. Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on July 23, 2016. Registrant also intends to file an amendment pursuant to Rule 485(b) on July 25, 2016 to make the changes contained in the Amendment to the prospectuses for the following variable universal life contracts—CorpExec Variable Universal Life II-V and CorpExec Variable Universal Life VI—both of which are contained in a separate Registration Statement (File No. 333-48300) (the “CorpExec VUL Registration Statement”).

Under separate cover, NYLIAC is seeking the Commission’s permission to amend the CorpExec VUL Registration Statement to add the disclosure contained in the Supplement to the prospectuses contained in the CorpExec VUL Registration Statement by means of a 485(b) amendment pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522 (or Charles_F_Furtado@newyorklife.com).

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr.
Associate General Counsel

cc:	Keith Gregory, Esq.